Financial Expenses (Income), Net - Schedule of Financial Expenses (Income), Net (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Financial Expenses (Income), Net [Abstract]
Change in fair value of convertible promissory notes and derivative liabilities	$ (942)	$ 730
Exchange rate differences	3	20
Interest income	(6)	(60)
Issuance costs of convertible promissory notes	150
Issuance costs of financial instruments classified as derivative liabilities		603
Revaluation of securities - fair value through profit or loss	(1)	57
Remeasurement of Deferred Payment	25
Interest expense on Deferred Payment	13
Other finance expenses (income)	8	17
Financial expenses (income), net	$ (750)	$ 1,367